Accrued Charter Revenue and Unearned Revenue	6 Months Ended
Jun. 30, 2015
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current

12. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:

(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2014 and June 30, 2015, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2014, the net accrued charter revenue, totaling to ($32,751) comprises $511 separately reflected in Current assets, $1,025 separately reflected in Non-current assets, and ($34,287) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2014 consolidated balance sheet. As at June 30, 2015, the net accrued charter revenue, totaling to ($34,137) comprises $456 separately reflected in Current assets, $822 separately reflected in Non-current assets, and ($35,415) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2015 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2015	(3,390)
2016	(9,430)
2017	(11,287)
2018	(7,752)
2019	(2,278)
(34,137)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2014 and June 30, 2015, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	December 31, 2014	June 30, 2015
Hires collected in advance	8,096	7,984
Charter revenue resulting from varying charter rates	34,287	35,415
Total	42,383	43,399
Less current portion	(12,929)	(14,387)
Non-current portion	29,454	29,012